Ameritas Life Insurance Corp.
                               ("Ameritas Life")

                     Ameritas Variable Separate Account VL
                     Ameritas Variable Separate Account VA
                             ("Separate Accounts")

                                 Supplement to:
           Executive Select, Regent 2000, and Allocator 2000 Annuity
                         Prospectuses Dated May 1, 2007

                                Designer Annuity
                          Prospectus Dated May 1, 2010

                                 Allocator 2000
                       Prospectus Dated September 1, 2010

                          Supplement Dated May 1, 2013

1. Subaccount underlying portfolios available as variable investment options for your Policy are (1):

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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
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                        The Alger Portfolios                                           Fred Alger Management, Inc.
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Alger Large Cap Growth Portfolio, Class I-2                            Long-term capital appreciation.
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Alger Mid Cap Growth Portfolio, Class I-2                              Long-term capital appreciation.
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                  Calvert Variable Products, Inc.*                                 Calvert Investment Management, Inc.
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Calvert VP EAFE International Index Portfolio, Class I -               Index:  MSCI EAFE Index.
World Asset Management, Inc.
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                   Calvert Variable Series, Inc.*                                  Calvert Investment Management, Inc.
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Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
---------------------------------------------------------------------  -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New                Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
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Calvert VP SRI Mid Cap Growth Portfolio -  New Amsterdam               Long-term capital appreciation.
Partners LLC
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                    DWS Investments VIT Funds                                  Deutsche Investment Management Americas Inc.
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DWS Equity 500 Index VIP Portfolio, Class A - Northern Trust           Index:  S&P 500(R) Index. **
Investments, Inc. ("NTI")
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DWS Small Cap Index VIP Portfolio, Class A - NTI                       Index:  Russell 2000(R) Index.
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              Fidelity(R) Variable Insurance Products                            Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 1,2           Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 1,2           Index:  S&P 500(R) Index. **
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Fidelity(R) VIP High Income Portfolio, Service Class 2 1,2             Income and growth.
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               Subadvisers: (1) FMR Co., Inc. and (2) other investment advisers serve as sub-advisers for the fund.
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        Franklin Templeton Variable Insurance Products Trust                       Templeton Investment Counsel, LLC
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Templeton Foreign Securities Fund, Class 2                             Long-term capital growth.
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             Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
---------------------------------------------------------------------  -------------------------------------------------------------
Neuberger Berman AMT Growth Portfolio, Class I -                       Growth of capital.
Neuberger Berman LLC
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Neuberger Berman AMT Large Cap Value Portfolio, Class I -              Long-term growth of capital.
Neuberger Berman LLC
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Neuberger Berman AMT Short Duration Bond Portfolio, Class I -          Bond: highest available current income consistent with
Neuberger Berman Fixed Income LLC                                      liquidity and low risk to principal; income; total return is secondary.
---------------------------------------------------------------------  -------------------------------------------------------------
                 Oppenheimer Variable Account Funds                                  OFI Global Asset Management, Inc.
---------------------------------------------------------------------  -------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA, Non-Service Shares           The Fund seeks capital appreciation.
- OppenheimerFunds, Inc.
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Oppenheimer Discovery Mid Cap Growth Fund/VA, Non-Service              The Fund seeks capital appreciation.
Shares - OppenheimerFunds, Inc. (named Oppenheimer Small- &
Mid-Cap Growth Fund/VA prior to April 30, 2013)
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
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                              FUND NAME                                                   INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
---------------------------------------------------------------------  -------------------------------------------------------------
Oppenheimer Global Strategic Income Fund/VA, Non-Service               The Fund seeks total return.
Shares  - OppenheimerFunds, Inc.
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Oppenheimer Main Street(R) Fund/VA, Non-Service Shares                 The Fund seeks capital appreciation.
- OppenheimerFunds, Inc.
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                          Van Eck VIP Trust                                          Van Eck Associates Corporation
---------------------------------------------------------------------  -------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund, Initial Class                     Long-term capital appreciation, income is secondary.
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
(1) Note that the Dreyfus Stock Index Portfolio, previously available as an investment option for Regent 2000, Allocator 2000 Annuity and Allocator 2000, is now closed to new money for all products listed above.
* These funds are part of Ameritas Mutual Holding Company ("Ameritas"), the ultimate parent of Ameritas Life. The funds' investment adviser and Ameritas Investment Partners, Inc. (named Summit Investment Advisors, Inc. prior to May 1, 2013) are indirect subsidiaries of Ameritas. Calvert Investment Distributors, Inc., the underwriter for these funds, is also an indirect subsidiary of Ameritas.
** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2012.

3. Ameritas Investment Partners, Inc. was named Summit Investment Advisors, Inc. prior to May 1, 2013. All references to Summit Investment Advisors, Inc. in your prospectus are changed to Ameritas Investment Partners, Inc. to reflect the name change.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

       Please retain this Supplement with the current prospectus for your variable Policy issued by Ameritas Life Insurance Corp.

            If you do not have a current prospectus, please contact
                        Ameritas Life at 1-800-745-1112.